Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
15. Property, plant and equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2022	8,537	164,539	144,831	228,904	8,710	3,428	558,949
Additions	11	6,171	11,121	27,081	153	3,637	48,174
Disposals	—	(17,130)	(12,341)	(18,874)	(200)	—	(48,545)
Exchange differences	—	(37)	5,117	(2,353)	24	(30)	2,721
Reclassifications	—	320	(769)	3,432	(947)	(2,036)	—
Balance at December 31, 2022	8,548	153,863	147,959	238,190	7,740	4,999	561,299
Additions	33	10,812	14,342	31,390	562	8,461	65,600
Disposals	—	(4,245)	(8,302)	(26,049)	(104)	(36)	(38,736)
Business combinations	—	238	6,781	12,094	1,328	158	20,599
Exchange differences	—	121	(2,515)	(10,812)	(23)	(358)	(13,587)
Reclassifications	—	966	4,235	6,752	(3,074)	(7,798)	1,081
Balance at December 31, 2023	8,581	161,755	162,500	251,565	6,429	5,426	596,256

Accumulated depreciation at January 1, 2022	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)
Depreciation	(296)	(6,879)	(11,504)	(20,356)	(1,167)	—	(40,202)
Disposals	—	17,048	12,262	18,747	193	—	48,250
Impairment	—	(23)	(438)	1,217	—	—	756
Exchange differences	—	(71)	(1,437)	4,139	880	—	3,511
Reclassifications	6	71	(1,443)	17	869	480	—
Balance at December 31, 2022	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Depreciation	(250)	(6,454)	(13,538)	(26,558)	(278)	—	(47,078)
Disposals	—	4,101	7,840	24,677	94	—	36,712
Impairment	—	4	(406)	(513)	—	—	(915)
Exchange differences	(162)	(92)	2,195	7,834	18	—	9,793
Reclassifications	—	63	(1,844)	—	1,781	—	—
Balance at December 31, 2023	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Carrying amount at:
January 1, 2022	4,802	22,070	24,232	55,553	1,869	2,948	111,474
December 31, 2022	4,523	21,540	24,800	68,603	1,674	4,999	126,139
December 31, 2023	4,144	27,054	33,588	87,418	1,978	5,426	159,608
The assets amortized or depreciated on a systematic basis are tested for impairment if there are indications of or changes to planning assumptions suggesting that the carrying amount of the assets is not recoverable. For this purpose, after preparing the annual budget plan, the Group conducts a triggering event test for each store. If defined year-on-year profitability indicators are not reached, the non-current assets of the store in question are tested for impairment.
The method used to identify the recoverable amount (value in use) of all the aforementioned CGUs, except for the brands, consisted of discounting the projected cash flows (Discounted Cash Flow) generated by the activities directly attributable to the segment to which the intangible asset or net invested capital has been assigned (CGU). Value in use was the sum of the present value of future cash flows expected from the business plan projections prepared for each CGU and the present value of the related operating activities at the end of the period (terminal value).
The business plans used to prepare the impairment test cover the last three months of 2023 and the three years from 2024 to 2026.
The rate used to discount cash flows was calculated using the weighted average cost of capital (WACC). For the year ended December 31, 2023, the WACC used for discounting purposes ranged between 8.64% and 12.56% (between 8.84% and 17.20% at December 31, 2022). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield. The “g” rate of growth used to calculate the terminal value has been determined according to the diverging inflation and GDP outlooks in the various countries. The growth rate ranged between 2.0% and 3.0% for Zegna segment, between 2.5% and 3.0% for Thom Browne segment and 3.0% for Tom Ford Fashion segment.
DOS impairment test
The impairment test of DOS assets takes into consideration those right-of-use assets, intangible assets and property, and plant and equipment elements relating to directly operated stores of Zegna segment, Thom Browne segment and Tom Ford Fashion segment. The result of the impairment test of DOS on the consolidated financial statements is obtained by comparing the recoverable amount, based on the value in use, of each CGU with the carrying amount of the tangible and intangible assets allocated to the CGU, including leases (according to the IFRS 16).
Impairment of €1,782 thousand recognized in 2023 was composed of:
(a)impairment of €959 thousand and reversal of impairment of €44 thousand related to property, plant and equipment;
(b)impairment of €832 thousand related to right-of-use assets; and
(c)impairment of €37 thousand and reversal of impairment of €2 thousand related to intangible assets.
Impairment by segment, was composed of:
(a)impairment of €901 thousand and reversal of impairment of €46 thousand relating to the Zegna segment;
(b)impairment of €17 thousand related to the Thom Browne segment; and
(c)impairment of €910 thousand related to the Tom Ford Fashion segment
The calculation of value in use for this CGU is most sensitive to the following assumptions:
•Discount rates;
•Growth rates used to extrapolate cash flows beyond the forecast period;
•Revenue compounded annual rate of growth (“CAGR”).
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following tables present the sensitivity of the 2023 and 2022 Zegna, Thom Browne and Tom Ford Fashion segments DOS impairment test to reasonably possible changes in the aforementioned assumptions:

			Existing assumption			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment		WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
Zegna segment DOS
2023	(855)		8.64% / 12.56%	2.00% / 3.00%	+15.7%	(965)	(917)	(1,480)
2022	(2,231)	(1)	8.84% / 17.20%	1.50% / 5.00%	+7.6%	(2,413)	(2,258)	(2,714)
Thom Browne segment DOS
2023	(17)		11.16% / 12.56%	2.50% / 3.00%	+7.5%	(17)	(17)	(17)
2022	(820)		8.84% / 11.59%	1.50% / 3.00%	+9.5%	(1,003)	(848)	(1,120)
Tom Ford Fashion segment DOS
2023	(910)		11.27% / 12.16%	3.00%	+18.2%	(925)	(912)	(1,029)
_________________
(1)Gross of reversals related to the reduction of right-of-use assets of €1,412 thousand.

The sensitivity analysis of the aforementioned assumptions (WACC, growth rate and revenues) used to determine the recoverable value, carried out on the CGUs subject to impairment testing, showed that negative changes in the basic assumptions could lead to an additional impairment loss.
Impairment test of corporate assets
The impairment test of corporate assets takes into consideration those assets whose recoverability is assessed at the reporting segment level: Zegna segment (including corporate costs) and Thom Browne segment. There were no impairments arising from the 2023, 2022 and 2021 impairment tests performed.
Sensitivity analysis
The calculation of value in use for all CGUs is most sensitive to the following assumptions:
•Discount rates or WACC;
•Growth rates used to extrapolate cash flows beyond the forecast period;
•EBITDA growth rate over the explicit period of the business plan.
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following tables present the sensitivity analysis of the 2023 and 2022 impairment test of corporate assets to reasonably possible changes in aforementioned assumptions:

		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
CGU Zegna segment
2023	2,036	898	300	+18.9%	1,588	1,822	1,741
2022	1,590	855	300	+16.3%	1,196	1,399	1,337
CGU Thom Browne segment
2023	484	881	300	+15.9%	317	403	405
2022	454	841	300	+20.8%	362	372	381
Based on the analysis performed, except for the impairments of non-current assets indicated above, these stress tests continued to show ample headroom.